13. Variable Interest Entities And Other Long-term Investment (Details Narrative)			3 Months Ended	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Mar. 13, 2011 Wangku [Member] CNY	Dec. 31, 2010 Wangku [Member] CNY	Dec. 31, 2012 Changshengtiandi [Member] CNY	Dec. 31, 2011 Changshengtiandi [Member] CNY	Dec. 31, 2012 Changshengtiandi [Member] U.S. Dollars USD ($)
Variable interest entities as collateral as loan	1,500,000	1,500,000
Net loss			1,100,000	4,000,000	238,552	649,830	$ 38,290